DEFICIT	12 Months Ended
Dec. 31, 2024
Equity [abstract]
DEFICIT	DEFICIT

($ millions)	2024	2023
Accumulated earnings (deficit)	(1,857.0)	(2,130.3)
Accumulated gain on shares issued pursuant to DRIP (1) and SDP (2)	8.4	8.4
Accumulated tax effect on redemption of restricted shares	18.8	18.2
Accumulated dividends	(8,383.4)	(8,098.8)
Deficit	(10,213.2)	(10,202.5)
(1)Premium Dividend TM and Dividend Reinvestment Plan – suspended in 2015.
(2)Share Dividend Plan – suspended in 2015